Summary - Invesco Technology Sector Fund, Class A, B, C And Y | Invesco Technology Sector Fund
Fund Summary - Invesco Technology Sector Fund
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Technology Sector Fund	Class A, Invesco Technology Sector Fund	Class B, Invesco Technology Sector Fund	Class C, Invesco Technology Sector Fund	Class Y, Invesco Technology Sector Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Technology Sector Fund	Class A, Invesco Technology Sector Fund	Class B, Invesco Technology Sector Fund	Class C, Invesco Technology Sector Fund	Class Y, Invesco Technology Sector Fund
Management Fees	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.78%	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	1.70%	2.45%	2.45%	1.45%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Technology Sector Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Technology Sector Fund	Class A	713	1,056	1,422	2,448
Class B, Invesco Technology Sector Fund	Class B	748	1,064	1,506	2,601
Class C, Invesco Technology Sector Fund	Class C	348	764	1,306	2,786
Class Y, Invesco Technology Sector Fund	Class Y	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Technology Sector Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Technology Sector Fund	Class A	713	1,056	1,422	2,448
Class B, Invesco Technology Sector Fund	Class B	248	764	1,306	2,601
Class C, Invesco Technology Sector Fund	Class C	248	764	1,306	2,786
Class Y, Invesco Technology Sector Fund	Class Y	148	459	792	1,735

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Technology Fund (the predecessor fund) and the Fund for the most recent fiscal year was 214% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies located throughout the world considered by Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, to rely extensively on technology, science and communications in their product development or operations at the time of investment.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

While the portfolio managers may invest in securities of any market capitalization, they tend to favor mid- and large-cap securities to avoid liquidity problems that can be associated with some small-cap securities.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.

The Fund also uses derivative instruments from time to time as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 50% of its net assets in the securities (including depositary receipts) of foreign companies; however, it will not invest more than 25% of its net assets in any one foreign country. Up to 15% of the Fund’s net assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), including up to 10% of the Fund’s net assets that may be invested in local shares (shares traded in the issuer’s local or regional market). In addition, the Fund may invest in convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and options and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Technology Companies. Common stock and other equity securities of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market due to the fact that these companies operate in rapidly changing fields, and the stocks of these companies may be subject to abrupt or erratic market movements. These companies may have limited product lines, markets or financial resources and management may be more dependent upon one or a few key people.

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries.

In connection with its investment in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Depositary Receipts. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.

The risks associated with the derivative instruments and techniques that the Fund may principally use include:

Options and Futures. A decision as to whether, when and how to use options and futures involves the exercise of skill and judgment and even a well conceived options or futures transaction may be unsuccessful because of market behavior or unexpected events. Options and futures can be highly volatile and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the use of options can lower total returns.

Swaps. Swap contracts are subject to credit risk or the risk of default or non-performance by the counterparty to the contract. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Active Trading. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class B Shares year-to-date (ended June 30, 2011): 5.51% Best Quarter (ended December 31, 2001): 30.62% Worst Quarter (ended September 30, 2001): (36.77)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Technology Sector Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco Technology Sector Fund	Class A: Inception (07/28/97)				2.25%	none	(7.31%)	Jul. 28, 1997
Return Before Taxes Class B, Invesco Technology Sector Fund	Class B: Inception (11/28/95)	Return Before Taxes			2.46%	(0.03%)	(7.40%)	Nov. 28, 1995
Return Before Taxes Class C, Invesco Technology Sector Fund	Class C: Inception (07/28/97)				6.35%	0.35%	(7.51%)	Jul. 28, 1997
Return Before Taxes Class Y, Invesco Technology Sector Fund	Class Y: Inception (07/28/97)				8.45%	1.37%	(6.60%)	Jul. 28, 1997
After Taxes on Distributions Class B, Invesco Technology Sector Fund	Class B: Inception (11/28/95)	Return After Taxes on Distributions			2.46%	(0.03%)	(7.40%)	Nov. 28, 1995
After Taxes on Distributions and Sales Class B, Invesco Technology Sector Fund	Class B: Inception (11/28/95)	Return After Taxes on Distributions and Sale of Fund Shares			1.60%	(0.02%)	(5.90%)	Nov. 28, 1995
S&P 500 Index		S&P 500® Index		(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
BofA Merrill Lynch 100 Technology Index (price-only)		BofA Merrill Lynch 100 Technology Index (price-only)	[1]	(reflects no deduction for fees, expenses or taxes)	18.78%	4.66%	(0.53%)
NYSE Arca Tech 100 Index (price-only)		NYSE Arca Tech 100 Index (price-only)	[1]	(reflects no deduction for fees, expenses or taxes)	24.20%	5.34%	2.91%
Lipper Science & Technology Funds Index		Lipper Science & Technology Funds Index			17.85%	5.33%	(1.92%)
[1]	The Fund has elected to use the BofA Merrill Lynch 100 Technology Index as its style-specific benchmark instead of the NYSE Arca Tech 100 Index because the BofA Merrill Lynch 100 Technology Index more appropriately reflects the Fund's investment style.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.